Other financial liabilities - Summary Of Other Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of Other financial liabilities [abstract]
Current liabilities	¥ 2,384,008	¥ 1,869,117
Non-current liabilities	1,157,413	435,594
Total	3,541,421	2,304,711
Financial liabilities measured at amortized cost, class [Member]
Disclosure of Other financial liabilities [abstract]
Deposits received	2,584,248	1,501,078
Other	599,218	483,751
Financial liabilities measured at fair value through profit or loss, class [Member]
Disclosure of Other financial liabilities [abstract]
Derivatives	357,955	319,881
Total	¥ 3,541,421	¥ 2,304,711